UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

        Report for the Calendar Year or Quarter Ended: December 31, 2002

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Hygrove Management LLC

Address:  350 Madison Avenue, 21st Floor
          New York, NY 10017

13F File Number: 28-10066

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Brian S. Posner
Title:  Managing Member
Phone:  (212) 931-9000

Signature, Place and Date of Signing:


/s/ Brian S. Posner               New York, New York                1/28/03
--------------------        ------------------------       ------------------
     [Signature]                  [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name


     28-
         -----------------------     --------------------------

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  35

Form 13F Information Table Value Total: $107,169
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.        Form 13F File Number                 Name

           28-
----          -------------------               ------------------------------

FORM 13F INFORMATION TABLE


COLUMN 1                COLUMN  2      COLUMN 3     COLUMN 4            COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8

                                                     VALUE        SHRS OR   SH/ PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER      TITLE OF CLASS      CUSIP       (X$1000)      PRN AMT   PRN CALL   DISCRETION  MANAGERS  SOLE  SHARED  NONE
--------------------------------------------------------------------------------------------------------------------------------
AMERICAN STD COS
   INC              Common Stock        029712106      3,948         55,500 SH            Sole      None      55500    0     0
AMERISOURCE
   BERGEN CORP      Common Stock        03073E105      1,086         20,000 SH            Sole      None      20000    0     0
ANADARKO PETE
   CORP             Common Stock        032511107      5,077        106,000 SH            Sole      None     106000    0     0
APPLE COMPUTER
   INC              Common Stock        037833100      2,579        180,000 SH            Sole      None     180000    0     0
ARAMARK CORP        Class B             038521100      2,632        112,000 SH            Sole      None     112000    0     0
CHUBB CORP          Common Stock        171232101      2,349         45,000 SH            Sole      None      45000    0     0
CONCORD EFS INC     Common Stock        206197105      3,148        200,000 SH            Sole      None     200000    0     0
EXXON MOBIL CORP    Common Stock        30231G102      2,795         80,000 SH            Sole      None      80000    0     0
FEDERAL HOME LN
   MTG CP           Common Stock        313400301      2,657         45,000 SH            Sole      None      45000    0     0
GARTNER INC         Class B             366651206      1,143        121,000 SH            Sole      None     121000    0     0
GARTNER INC         Common Stock        366651107      5,520        600,000 SH            Sole      None     600000    0     0
HASBRO INC          Common Stock        418056107      2,888        250,000 SH            Sole      None     250000    0     0
HOME DEPOT INC      Common Stock        437076102      1,677         70,000 SH            Sole      None      70000    0     0
KEY ENERGY
   SERVICES INC     Common Stock        492914106      3,992        445,000 SH            Sole      None     445000    0     0
MAY DEPARTMENT
   STORES CO        Common Stock        577778103      2,068         90,000 SH            Sole      None      90000    0     0
MICRON TECHNOLOGY
   INC              Common Stock        595112103      1,705        175,000 SH            Sole      None     175000    0     0
MUELLER
   INDUSTRIES INC   Common Stock        624756102      4,088        150,000 SH            Sole      None     150000    0     0
PARTNER RE LTD      Common Stock          2671932      6,996        135,000 SH            Sole      None     135000    0     0
PENTAIR INC         Common Stock        709631105      3,801        110,000 SH            Sole      None     110000    0     0
PFIZER INC          Common Stock        717081103      3,363        110,000 SH            Sole      None     110000    0     0
PITNEY BOWES INC
   COM              Common Stock        724479100      4,899        150,000 SH            Sole      None     150000    0     0
POLO RALPH LAUREN
   CORP             Class A             731572103      2,611        120,000 SH            Sole      None     120000    0     0
SAFEWAY INC         Common Stock        786514208      5,490        235,000 SH            Sole      None     235000    0     0
SILICON LABORA-
   TORIES INC       Common Stock        826919102        763         40,000 SH            Sole      None      40000    0     0
SOVEREIGN BANCORP   Common Stock        845905108      4,496        320,000 SH            Sole      None     320000    0     0
TRAVELERS PROPERTY
   CAS CORP         Class A             89420G109      5,347        365,000 SH            Sole      None     365000    0     0
VERIZON COMMUNI-
   CATIONS INC      Common Stock        92343V104      3,391         87,500 SH            Sole      None      87500    0     0
WILLIS GROUP
   HOLDINGS LTD     SHS                  G9665510      2,007         70,000 SH            Sole      None      70000    0     0
WPP GROUP PLC       Spon ADR            929309300      4,262        112,500 SH            Sole      None     112500    0     0
XL CAPITAL LTD      Class A             G98255105      2,318         30,000 SH            Sole      None      30000    0     0
COMVERSE JAN 10
   PUTS             PUT                 2058628MB        701         70,000     Put       Sole      None      70000    0     0
HASBRO APRIL 10
   PUTS             PUT                 4180568WB        751         65,000     Put       Sole      None      65000    0     0
POLO RALPH LAUREN
   JAN 20 PUTS      PUT                 7315728MD      1,523         70,000     Put       Sole      None      70000    0     0
MANDALAY RESORT
   MARCH 32.5
   CALLS            CALL                5625679CZ      1,071         35,000     Call      Sole      None      35000    0     0
TERADYNE 3.75%      SDVC 3.75%          880770AC6      4,028      3,500,000 PRN           Sole      None    3500000    0     0

                                                    --------
                                                     107,169
                                                    ========

03612.0001 #380281